Stockholders' Equity - Additional Information (Detail) - USD ($)			6 Months Ended
	Jun. 16, 2026	Feb. 06, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Stock repurchased during period, value	$ 6,861,600	$ 3,768,891	$ 10,630,491
Stock repurchase program number of shares repurchased	857,700	855,769
Stock repurchase program, authorized amount		$ 10,000,000
Stock repurchase program per share of shares repurchased	$ 8	$ 4.4
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividends, preferred stock			$ 900,000
Preferred stock shares outstanding			795,878	795,878